INTANGIBLE ASSETS, NET (Tables)	3 Months Ended
Mar. 31, 2020
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Supplier relationship	18,200	—	—
Software copyright	7,000	—	—
Others	10,002	3,490	3,490
Total intangible assets	35,202	3,490	3,490

Less: amortization	(14,023)	(3,300)	(3,351)
Net book value	21,179	190	139

Schedule of estimated amortization expense for intangible assets subject to amortization

March 31,
2020
RMB
Remaining months of 2020	111
2021	28
139